TANGIBLE ASSETS - Narrative (Details) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 oz	Dec. 31, 2020 oz
Disclosure of detailed information about property, plant and equipment [line items]
Commodity price, long-term estimate, significant unobservable inputs, assets (USD per ounce) | oz			1,731	1,599	1,450
Impairment loss recognised in profit or loss			$ 304
Córrego do Sítio
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss, net of tax		$ 151
Impairment loss recognised in profit or loss		189	189
Value in use		$ 5
Discount rate used in current estimate of value in use		8.50%
Carrying Value	$ 361	$ 156	361
Cuiabá
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss, net of tax			57
Impairment loss recognised in profit or loss			70
Value in use	$ 304		$ 304
Discount rate used in current estimate of value in use	8.50%		8.50%
Serra Grande
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss, net of tax	$ 38
Impairment loss recognised in profit or loss	45		$ 45
Value in use	$ 128		$ 128
Discount rate used in current estimate of value in use	8.50%		8.50%
Carrying Value	$ 166		$ 166
Discount rate used in previous estimate of value in use				5.60%
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, significant unobservable inputs, assets			5 years
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives, significant unobservable inputs, assets			29 years